CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCOME	$ 125,541	$ 127,493	$ 60,304
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation	107,455	103,207	103,330
Amortization	74,967	68,701	67,000
Asset impairment	3,715
Goodwill impairment			37,675
Provision for share based compensation	25,849	23,341	4,233
Deferred income tax expense	1,318	23,716	20,837
Debt amortization	17,321	13,449	35,263
Non cash gain on hedge agreements		(4,665)	(3,978)
(Gain) loss on disposal of equipment	(432)	232	652
Changes in operating assets and liabilities, net of business acquisitions:
Accounts receivable	(22,049)	(32,372)	(11,023)
Other assets	(52,203)	(34,852)	(9,521)
Accounts payable	33,187	6,163	(1,519)
Accrued expenses and other liabilities	4,247	53,774	9,576
Net cash flows from operating activities	318,916	348,187	312,829
CASH FLOWS FROM INVESTING ACTIVITIES:
Business acquisitions, net of cash acquired of $1,350, $4,780 and $2,138	(77,264)	(211,639)	(33,496)
Collections applied to principal of portfolio receivables			13,739
Purchase of property and equipment	(125,489)	(117,913)	(118,191)
Other	1,131	111	52
Net cash flows from investing activities	(201,622)	(329,441)	(137,896)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from new term loan facility	970,000
Payment on term loan facility	(448,434)
Dividends paid	(510,634)
Payments of long-term revolving credit obligations	(305,800)	(786,300)	(1,374,781)
Proceeds from issuance of long-term revolving credit obligations	305,800	786,300	1,301,850
Debt issuance costs	(27,566)	(1,029)	(31,083)
Principal repayments of long-term obligations	(20,274)	(17,201)	(26,747)
Payments of capital lease obligations	(43)	(945)	(2,115)
Repurchase of common stock	(1,488)	(5,845)	(970)
Proceeds from stock options exercised including excess tax benefits	5,309	1,840	897
Repayments of portfolio notes payable			(686)
Other			(16)
Net cash flows from financing activities	(33,130)	(23,180)	(133,651)
EFFECT OF EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	1,111	477	(2,557)
NET CHANGE IN CASH AND CASH EQUIVALENTS	85,275	(3,957)	38,725
CASH AND CASH EQUIVALENTS, Beginning of period	93,836	97,793	59,068
CASH AND CASH EQUIVALENTS, End of period	$ 179,111	$ 93,836	$ 97,793